CAPITAL - Share Repurchase (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Oct. 23, 2012
Capital [Abstract]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased				5,000,000
Treasury Stock, Shares, Acquired	0	0
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased			3,509,133